QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Jun. 26, 2019
Quarterly Financial Information Disclosure [Abstract]
Unaudited Consolidated Quarterly Results Of Operations
The following tables summarize the unaudited consolidated quarterly results of operations for fiscal 2019 and fiscal 2018 (in millions, except per share amounts):

	Fiscal Year Ended June 26, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$753.8	$790.7	$839.3	$834.1
Income before provision for income taxes	$32.1	$35.0	$55.5	$49.2
Net income	$26.4	$32.0	$49.8	$46.7
Basic net income per share	$0.65	$0.84	$1.33	$1.25
Diluted net income per share	$0.64	$0.83	$1.31	$1.22
Basic weighted average shares outstanding	40.4	38.1	37.5	37.5
Diluted weighted average shares outstanding	41.1	38.8	38.1	38.3

	Fiscal Year Ended June 27, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$739.4	$766.4	$812.5	$817.1
Income before provision for income taxes	$15.2	$41.1	$58.9	$55.0
Net income	$9.9	$25.3	$46.9	$43.8
Basic net income per share	$0.20	$0.55	$1.03	$1.03
Diluted net income per share	$0.20	$0.54	$1.02	$1.01
Basic weighted average shares outstanding	48.3	46.4	45.4	42.6
Diluted weighted average shares outstanding	48.7	46.9	46.0	43.5